Supplementary Financial Statement Information (Details) - Schedule of Disaggregated Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated Revenues [Line Items]
Revenues	$ 10,959	$ 299	$ 15,641
Revenues from licensing agreement [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues	10,000		14,000
Revenues from the sales of goods [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues	959	299	1,595
Revenues from the rendering of services [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenues			$ 46